Financial information, Loans receivable from a joint venture measured at Level 3 fair value (Details) - FVTPL [Member] - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loans receivable from a joint venture measured at FVTPL [Abstract]
Opening balance	$ 7,046	$ 0
Issuance of convertible loan notes	4,674	7,046
Effect of foreign exchange movements	(316)	0
Net change in fair value	(2,281)	0
Closing balance	$ 9,123	$ 7,046